Expense Example, No Redemption - VALUE LINE ASSET ALLOCATION FUND INC	Jun. 18, 2026 USD ($)
VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	1,340
Institutional
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	$ 1,025